Liabilities related to business combinations and to non-controlling interests - Summary of Movements in Liabilities Related to Business Combinations and to Non-Controlling Interests (Details)
€ in Millions
	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Oct. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	€ 605	€ 800		€ 1,304
Payments made	(258)	(122)		(237)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(4)	(35)		(46)
Other movements	(14)	(10)		(248)
Currency translation differences	25	(28)		27
New transactions		360
Ending balance	714	605		800
Quoted market price per share of CVRs issued in connection with the acquisition of Genzyme | $ / shares						$ 0.72	$ 0.48
Non-current liabilities related to business combinations and to non-controlling interests	577	387	[1]	508	[1]
Current liabilities related to business combinations and to non-controlling interests	137	218	[1]	292	[1]
Liabilities related to non-controlling interests
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	0	0		22
Payments made	0	0		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	0		0
Other movements	0	0		(22)
Currency translation differences	0	0		0
New transactions		0
Ending balance	0	0		0
CVRs issued in connection with the acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	0	0		99
Payments made	0	0		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	0	0		49
Other movements	0	0		(153)
Currency translation differences	0	0		5
New transactions		0
Ending balance	0	0		0
Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	104	156		472
Payments made	(31)	(42)		(113)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(18)	9		(214)
Other movements	0	(8)		0
Currency translation differences	4	(11)		11
New transactions		0
Ending balance	59	104		156
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	312	385		410
Payments made	(75)	(78)		(69)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	26	9		38
Other movements	0	0		0
Currency translation differences	6	(4)		6
New transactions		0
Ending balance	269	312		385
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	0	0		0
Payments made	0	0		0
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	19	0		0
Other movements	0	0		0
Currency translation differences	12	0		0
New transactions		323
Ending balance	354	0		0
Other
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Beginning balance	189	259		301
Payments made	(152)	(2)		(55)
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount)	(31)	(53)		81
Other movements	(14)	(2)		(73)
Currency translation differences	3	(13)		5
New transactions		37
Ending balance	32	€ 189		€ 259
Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Contingent consideration liabilities	€ 382

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.